Subsequent Event - Additional Information (Detail) $ in Millions	May 11, 2016	Jan. 08, 2016 USD ($)	Jan. 06, 2016
Subsequent Events [Abstract]
Reverse stock split, conversion ratio	0.690		0.227
Tax refunds		$ 15.2